Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (11,960,147)	$ (19,463,955)	$ 1,634,159
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	802,725	1,538,802	4,519,671
Depreciation and amortization	3,062,461	3,481,973	3,610,026
Provision of allowance for doubtful accounts	1,203	93,400	238,077
Gain from short term investments	(435,105)	(1,032,444)	(1,138,147)
Deferred taxes	568,521	3,276,319	(99,475)
Loss on disposal of property and equipment	237,154	30,702	53,547
Loss from impairment of cost method investment		1,479,571
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Changes in assets and liabilities:
Accounts receivable, others	(3,495,881)	2,156,795	(971,341)
Accounts receivable, margin clients	(2,129,273)	(4,773,915)	(5,390,473)
Prepaid expenses and other current assets	471,699	321,279	157,930
Advances to employees	(1,051,971)
Trust bank balances held on behalf of customers	9,894,410	(9,009,643)	3,642,887
Restricted cash	468,367	(468,176)
Rental deposits	(2,796)	5,326	20,021
Deferred revenue	(15,332,999)	(23,245,520)	(540,386)
Account payable	516,086	(135,763)	108,382
Accrued expenses and other current liabilities	(715,741)	(4,571,482)	2,355,637
Amounts due to customers for the trust bank balance held on their behalf	(9,894,410)	9,009,643	(3,642,887)
Income taxes payable	(47,235)	(20,662)	27,067
Net cash provided by (used in) operating activities	(29,042,932)	(23,786,442)	4,584,695
Investing activities:
Purchase of property and equipment	(775,437)	(726,468)	(906,296)
Purchase of intangible asset	(2,063,361)
Acquisition of businesses (net of cash acquired of nil, nil and $14,073 for the years ended December 31, 2010, 2011 and 2012, respectively)	(2,834,434)		(89,335)
Consideration paid for acquiring noncontrolling interest of CFO Securities Consulting			(383,126)
Purchase of term deposits		(19,712,865)
Proceeds from maturity of term deposits		19,903,236
Purchase of short-term investments	(28,277,746)	(40,732,106)	(5,616,027)
Proceeds from sales of short-term investments	36,767,023	31,562,160	6,830,374
Acquisition of cost method investment	(802,202)
Restricted cash	542,818	(13,511,584)	(14,216,294)
Loan receivable	8,379,638	(9,559,001)
Proceeds from disposal of fixed assets	24,556	632	4,936
Net cash (used in) provided by investing activities	10,960,855	(32,775,996)	(14,375,768)
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Proceeds from short-term loan		12,716,763	6,435,586
Repayment of short-term loan	(5,672,004)
Net cash provided by (used in) financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
Net decrease in cash and cash equivalents	(23,735,096)	(42,132,386)	(617,606)
Cash and cash equivalents, beginning of year	64,641,092	106,773,478	107,391,084
Cash and cash equivalents, end of year	40,905,996	64,641,092	106,773,478
Supplemental disclosure of cash flow information
Income taxes paid	$ 375,107	$ 682,776	$ 377,970